Pension and Post-Retirement and Post-Employment Benefits - Schedule of Estimated Future Benefit Payments (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2023	$ 107
2024	111
2025	111
2026	113
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2022	362
2023	369
2024	375
2025	379
2026	383
2027 through to 2031	1,962
Total estimated future benefit payments through to 2031	$ 3,830
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2022		$ 65
2023		65
2024		66
2025		67
2026		68
2027 through to 2031		347
Total estimated future benefit payments through to 2031		$ 678